SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Summery of capitalized costs of the Company's oil and natural gas properties

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Proved oil and natural gas properties	$6,368,179	$5,786,425
Unproved oil and natural gas properties	—	—
Total proved and unproved oil and natural gas properties	6,368,179	5,786,425
Less accumulated depletion and impairment	(5,426,488)	(4,659,087)
Net capitalized cost	$941,691	$1,127,338

Summery of costs incurred in oil and natural gas property acquisition, development, and exploratory activities

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Acquisition costs:
Property acquisitions – proved	$1,169,882	$—
Property acquisitions – unproved	—	—
Exploration costs	—	—
Development costs	—	3,647
ARO liabilities incurred and change in estimates, net	(411,605)	190,750
Total	$758,277	$194,397

Summery of operations for oil and natural gas producing activities

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Revenues, net	$612,192	$4,223,354
Less:
Lease operating expense	1,332,548	1,793,232
Depletion	767,401	373,229
Accretion of discount on asset retirement obligations	91,624	495,184
Results of operations from oil and natural gas producing activities	$(1,579,381)	$1,561,709

Summery of reflects changes in proved reserves during the periods indicated

	Oil	NGL	Gas
	(Bbl)	(Bbl)	(Mcf)	(Mcfe)
Proved reserves on December 31, 2020	—	—	10,172,830	10,172,830
Discoveries and extensions	—	—	—	—
Purchase of reserves in place	—	—	198,350	198,350
Sale of reserves in place	—	—	—	—
Revisions of previous estimates	302	—	7,404,742	7,406,551
Production	(302)	—	(1,136,812)	(1,138,621)
Proved reserves on December 31, 2021	—	—	16,639,110	16,639,110
Discoveries and extensions	94,390	4,232,200	38,137,000	64,096,540
Purchase of reserves in place	—	—	—	—
Sale of reserves in place	—	—	—	—
Revisions of previous estimates	1,421	3,148	9,832,279	9,859,690
Production	(1,421)	(3,148)	(1,112,169)	(1,139,580)
Proved reserves on December 31, 2022	94,390	4,232,200	63,496,220	89,455,760
Discoveries and extensions	10,590	232,500	3,345,420	4,803,960
Purchase of reserves in place	21,230	11,340	638,590	834,010
Sale of reserves in place	(12,840)	—	(4,047,390)	(4,124,430)
Revisions of previous estimates	51,716	(601,905)	(4,520,875)	(7,822,014)
Production	(2,076)	(2,285)	(830,145)	(856,306)
Proved reserves on December 31, 2023	163,100	3,871,850	58,081,820	82,291,520
Proved developed reserves at:
December 31, 2020	—	—	10,172,830	10,172,830
December 31, 2021	—	—	16,639,110	16,639,110
December 31, 2022	94,390	—	29,711,410	30,277,750
December 31, 2023	163,100	—	28,527,300	29,505,900
Proved undeveloped reserves at:
December 31, 2020	—	—	—	—
December 31, 2021	—	—	—	—
December 31, 2022	—	4,232,200	33,784,810	59,178,010
December 31, 2023	—	3,871,850	29,554,520	52,785,620

Summery of standardized measure of discounted future net cash flows

	December 31,	December 31,	December 31,
	2023	2022	2021
Future cash inflows	$241,246,940	$494,920,870	$30,589,040
Future production costs	(110,389,040)	(144,477,250)	(11,930,520)
Future development costs*	(81,950,970)	(92,154,270)	(24,518,170)
Future income tax expense	(17,221,680)	(70,254,330)	(4,600,660)
Future net cash flows	31,685,250	188,035,020	(10,460,310)
Discount to present value at 10% annual rate	(30,927,340)	(140,187,170)	10,561,950
Standardized measure of discounted future net cash flows	$757,910	$47,847,850	$101,640

*Includes all estimated future costs that will be incurred to settle our asset retirement obligations

Summery of changes in the standardized measure of discounted future net cash flows

	December 31,	December 31,	December 31,
	2023	2022	2021
Standardized measure of discounted future net cash flows, beginning of year	$47,847,850	$101,640	$(3,558,740)
Sales of oil and gas, net of production costs and taxes	720,356	(2,430,122)	(1,628,168)
Net changes in prices and production costs	(73,270,210)	14,288,740	4,623,260
Changes in future development costs	10,118,660	(388,690)	(344,130)
Discoveries and extensions	1,788,800	56,440,090	—
Revision in previous quantity estimates	(9,848,690)	3,884,040	963,020
Previously estimated development costs incurred	—	—	—
Purchase of minerals in place	491,310	—	—
Sales of minerals in place	(3,463,350)	—	—
Net change in income taxes	18,397,390	(26,021,070)	(1,319,930)
Accretion of discount	6,990,340	547,360	127,050
Changes in timing and other	985,454	1,425,862	1,239,278
Standardized measure of discounted future net cash flows, end of year	$757,910	$47,847,850	$101,640